Provisions for expected credit losses - Provision for ECL by class and stage (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Provisions for expected credit losses
Provisions for ECL	$ 5,482	$ 6,132	$ 5,766
Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL	1,022	1,084	1,181
Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL	2,568	2,875	2,878
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL	1,892	2,173	1,707
Housing
Provisions for expected credit losses
Provisions for ECL	1,714	1,916	1,322
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL	180	192	195
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL	704	747	544
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL	830	977	583
Personal
Provisions for expected credit losses
Provisions for ECL	723	856	1,148
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL	184	216	267
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL	331	408	562
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL	208	232	319
Business
Provisions for expected credit losses
Provisions for ECL	3,045	3,360	3,296
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL	658	676	719
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL	1,533	1,720	1,772
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL	$ 854	$ 964	$ 805